INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2018		2019
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
RE Roserock Holdings LLC (“Roserock”)	62,767	49	83,034	49
Canadian Solar Infrastructure Fund, Inc.	23,990	14.66	19,162	14.66
Suzhou Financial Leasing Co., Ltd.	14,361	6	16,050	6
Others	24,977	21-49	34,582	15-49
Total	126,095		152,828

Tax equity transactions

In 2015, the Company, through its wholly owned subsidiary, Recurrent, entered into the following tax equity transactions:

In December 2015, the Company completed the sale of 100% of the class A membership interests of RE Roserock Holdings LLC, the holding company of the Roserock project companies, to Southern. The Company maintains 100% ownership in the class B membership interests of RE Roserock Holdings LLC. Southern paid the Company an initial contribution of $45 million in cash for the class A membership interests in RE Roserock Holdings LLC.

Under the LLC agreements, the class A membership interests and class B membership interests will receive 51% and 49%, respectively, of future cash flow distributions, and Southern is entitled to substantially all of the projects’ federal tax benefits.

Effective with the sale of the class A membership interests, the Company ceased having controlling financial interests in Roserock, and accounted for the transactions as partial sales of real estates under ASC360-20 when the transactions incurred in 2015. The Company also considered that it would continue to exercise significant influences over its retained interests in and has accounted for these interests pursuant to the equity method of accounting.

Under this method, the Company recognizes its equity in earnings attributable to class B membership interests according to its proportionate share of investees’ operating cash flows. Additionally, the Company amortizes the basis difference between the cost of investment and its proportionate share of the investees’ net assets over the estimated lives of the related assets.

11. INVESTMENTS IN AFFILIATES (Continued)

In December 2018, the Company wrote down the class B membership interests in Roserock project to its anticipated resell value by $5.0 million.

Other investments

On September 8, 2015, SZSP established an entity, Suzhou Financial Leasing Co., Ltd., for cash consideration of $13,860, in which the Company holds 6% voting interests. One of five board members is designated by SZSP and, as such SZSP is considered having significant influence over the investee and the equity method is used in this investment.

On October 26, 2017, Canadian Solar Infrastructure Fund, Inc. ("CSIF") priced its initial public offering. As of December 31, 2018 and 2019, the Company owned 14.66% of total units of CSIF. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes presents.

In September 2018, the Company made full impairment charge of $0.7 million on investment in eNow, Inc., in which the Company holds 10% voting interests, due to deterioration of the investee’s financial position.

Equity in earnings of unconsolidated investees were $9,411, $5,908 and $28,948 for the years ended December 31, 2017, 2018 and 2019, respectively.